UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® International Value Factor ETF Fidelity® International Value Factor ETF : FIVA Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® International Value Factor ETF for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Value Factor ETF	$ 21	0.19%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained 20% and contributed most to the fund's performance for the fiscal year, followed by the U.K. (+27%).
•By sector, financials gained roughly 47% and contributed most. Industrials, which gained 27%, also helped, benefiting from the capital goods industry (+31%), as did consumer staples, which advanced approximately 17%. The consumer discretionary sector rose about 12%, while information technology gained roughly 15% and health care advanced 8%. Other contributors included the communication services (+17%), utilities (+14%), real estate (+16%), energy (+4%) and materials (+1%) sectors.
•Turning to individual stocks, the top contributor was UniCredit (+84%), from the banks group. Within the same industry, Barclays (+99%) boosted the fund. In software & services, NEC (+85%) contributed. Saint-Gobain, within the capital goods industry, gained about 70% and was helpful. Lastly, in insurance, Manulife Financial (+76%) contributed.
•Conversely, the biggest detractor was ASML (-28%), from the semiconductors & semiconductor equipment category. From the same industry, Tokyo Electron (-21%) and Renesas Electronics (-15%) hindered the fund. Lastly, in pharmaceuticals, biotechnology & life sciences, Novo-Nordisk (-18%) and Ono Pharmaceutical (-25%) hurt the fund's result this period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 16, 2018 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® International Value Factor ETF - NAV A	20.51%	6.56%	3.72%
Fidelity® International Value Factor ETF - Market Price B	19.30%	6.63%	3.52%
Fidelity International Value Factor Index℠ A	20.90%	7.13%	4.25%
MSCI World ex USA Index A	24.13%	6.79%	4.47%
A   From January 16, 2018
B   From January 18, 2018, date initially listed on the NYSE Arca, Inc. exchange
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$166,482,976
Number of Holdings	107
Total Advisory Fee	$228,713
Portfolio Turnover	71%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.4
Industrials	17.5
Health Care	11.1
Consumer Discretionary	9.9
Consumer Staples	8.3
Information Technology	7.5
Materials	7.3
Energy	5.1
Communication Services	4.0
Utilities	3.3
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Novo Nordisk A/S Series B	2.0
Hong Kong Exchanges & Clearing Ltd	1.9
ASML Holding NV	1.7
LVMH Moet Hennessy Louis Vuitton SE	1.6
Daimler Truck Holding AG	1.5
UBS Group AG	1.5
KDDI Corp	1.5
Allianz SE	1.5
HSBC Holdings PLC	1.4
Macquarie Group Ltd	1.4
16.0
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913998.100    3064-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® International Multifactor ETF Fidelity® International Multifactor ETF : FDEV Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® International Multifactor ETF for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Multifactor ETF	$ 21	0.19%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained about 19% and contributed most to the fund's performance for the fiscal year, followed by the U.K. (+32%).
•By sector, financials gained 36% and contributed most. Industrials, which gained 27%, also helped, as did health care, which advanced 20%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+21%). The consumer staples sector rose 20%, while consumer discretionary gained approximately 24% and communication services advanced roughly 17%. Other contributors included the utilities (+16%), information technology (+31%), real estate (+16%) and materials (+14%) sectors.
•Conversely, from a sector standpoint, energy returned about 1% and detracted for the 12 months.
•Turning to individual stocks, the top contributor was Otsuka Holdings (+86%), from the pharmaceuticals, biotechnology & life sciences group. From the same group, Novo-Nordisk (+17%) lifted the fund. In media & entertainment, Publicis Groupe (+45%) and Auto Trader (+44%) helped the fund. Lastly, in household & personal products, Unilever gained 33% and contributed.
•In contrast, the biggest detractor was Stellantis (-44%), from the automobiles & components category. Ono Pharmaceutical, within the pharmaceuticals, biotechnology & life sciences category, returned approximately -24% and hurt the fund. Nippon Telegraph & Telephone (-15%), a stock in the telecommunication services group, detracted. Frontline, within the energy sector, returned -21% and hurt the fund. Lastly, in consumer staples distribution & retail, Jeronimo Martins (-18%) detracted this period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 26, 2019 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® International Multifactor ETF - NAV A	21.88%	4.29%	4.96%
Fidelity® International Multifactor ETF - Market Price B	20.70%	4.32%	5.06%
Fidelity International Multifactor Index℠ A	22.23%	4.76%	5.47%
MSCI World ex USA Index A	24.13%	6.79%	7.15%
A   From February 26, 2019
B   From February 28, 2019, date initially listed on the Cboe BZX Exchange, Inc. exchange
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$87,167,560
Number of Holdings	205
Total Advisory Fee	$116,603
Portfolio Turnover	55%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	18.5
Health Care	16.5
Industrials	13.5
Consumer Staples	12.4
Energy	9.5
Communication Services	8.8
Real Estate	6.6
Consumer Discretionary	5.9
Information Technology	4.4
Materials	3.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Novo Nordisk A/S Series B	2.1
PSP Swiss Property AG	1.7
Shell PLC	1.6
Daito Trust Construction Co Ltd	1.6
Roche Holding AG	1.4
Astrazeneca PLC	1.4
Novartis AG	1.4
TotalEnergies SE	1.2
Unilever PLC	1.2
Quebecor Inc Class B	1.2
14.8
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914007.100    3355-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Emerging Markets Multifactor ETF Fidelity® Emerging Markets Multifactor ETF : FDEM Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Emerging Markets Multifactor ETF for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Multifactor ETF	$ 30	0.27%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, information technology gained about 47% and contributed most to the fund's performance for the fiscal year. Financials, which gained roughly 37%, also helped, as did consumer discretionary, which advanced roughly 39%. The communication services sector rose 19%, while industrials gained 25% and utilities advanced 42%. Other contributors included the health care (+35%), consumer staples (+19%), materials (+3%), energy (+3%) and real estate (+6%) sectors.
•Turning to individual stocks, the top contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment group. Hon Hai Precision Industry (+129%), a stock in the technology hardware & equipment category, and Tencent Holdings (+42%), from the media & entertainment group, each also boosted the fund. In automobiles & components, Mahindra & Mahindra (+83%) helped. Lastly, in consumer discretionary distribution & retail, JD.com (+61%) also lifted the fund.
•Conversely, the biggest detractor was Samsung Electronics (-12%), from the technology hardware & equipment industry. In materials, Sasol (-56%) and Vale (-13%) each hurt the fund's performance. Another notable detractor was Gazprom (-100%), a stock in the energy sector. Lastly, in consumer discretionary distribution & retail, PDD returned -34% and also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 26, 2019 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Emerging Markets Multifactor ETF - NAV A	25.20%	4.38%	3.96%
Fidelity® Emerging Markets Multifactor ETF - Market Price B	25.57%	4.57%	4.23%
Fidelity Emerging Markets Multifactor Index℠ A	27.68%	5.33%	4.96%
MSCI Emerging Markets Index A	25.33%	3.95%	3.45%
A   From February 26, 2019
B   From February 28, 2019, date initially listed on the Cboe BZX Exchange, Inc. exchange
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$103,469,403
Number of Holdings	205
Total Advisory Fee	$144,014
Portfolio Turnover	65%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.4
Financials	19.0
Consumer Discretionary	18.3
Communication Services	13.7
Energy	9.2
Consumer Staples	8.7
Real Estate	5.2
Industrials	3.5
Materials	1.8
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	8.4
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	2.7
Emaar Properties PJSC	2.0
Huaku Development Co Ltd	1.6
Terrafina	1.6
JD.com Inc A Shares	1.5
PDD Holdings Inc Class A ADR	1.4
Trip.com Group Ltd	1.3
China Shenhua Energy Co Ltd H Shares	1.1
26.1
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914006.100    3354-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® International High Dividend ETF Fidelity® International High Dividend ETF : FIDI Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® International High Dividend ETF for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International High Dividend ETF	$ 21	0.19%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained about 18% and contributed most to the fund's performance for the fiscal year, followed by Japan (+24%).
•By sector, financials gained 38% and contributed most, driven by the banks industry (+37%). Utilities, which gained 27%, also helped, as did communication services, which advanced about 23%. The industrials sector rose about 19%, while real estate gained roughly 8% and consumer discretionary advanced 12%. Other contributors included the energy (+4%), health care (+10%), consumer staples (+16%), information technology (+23%) and materials (+2%) sectors.
•Turning to individual stocks, the biggest contributor was Nintendo (+44%), from the media & entertainment group. Westpac Banking (+72%) and Canadian Imperial Bank of Commerce (+85%), within the banks industry, helped. In utilities, Enel gained 26% and lifted the fund. Lastly, in telecommunication services, Telefonica (+29%) boosted the fund.
•Conversely, the biggest detractor was IGO (-25%), from the materials sector. Within the same sector, Nippon Steel (-10%) and Yara International (-10%) hindered the fund. New World Development, within the real estate management & development group, returned roughly -23% and hurt the fund's performance. Lastly, Woodside Energy, within the energy sector, returned about -17% and detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 16, 2018 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® International High Dividend ETF - NAV A	21.22%	4.33%	1.64%
Fidelity® International High Dividend ETF - Market Price B	20.36%	4.40%	1.44%
Fidelity International High Dividend Index℠ A	21.62%	4.80%	2.10%
MSCI World ex USA Index A	24.13%	6.79%	4.47%
A   From January 16, 2018
B   From January 18, 2018, date initially listed on the NYSE Arca, Inc. exchange
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$98,714,955
Number of Holdings	104
Total Advisory Fee	$172,761
Portfolio Turnover	63%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	30.5
Materials	13.4
Energy	11.8
Utilities	11.1
Communication Services	10.7
Industrials	9.9
Health Care	4.1
Consumer Discretionary	4.0
Information Technology	2.2
Consumer Staples	1.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Enel SpA	3.3
Telefonica SA	3.1
SoftBank Corp	3.0
Engie SA	3.0
Vodafone Group PLC	2.9
Hong Kong & China Gas Co Ltd	2.6
Enbridge Inc	2.6
TotalEnergies SE	2.5
HSBC Holdings PLC	2.3
Emera Inc	2.2
27.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913997.100    3063-TSRA-1224

Item 2.

Code of Ethics

As of the end of the period, October 31, 2024, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Multifactor ETF	$16,500	$-	$4,600	$400
Fidelity International High Dividend ETF	$16,500	$-	$3,800	$400
Fidelity International Multifactor ETF	$16,500	$-	$4,100	$400
Fidelity International Value Factor ETF	$16,500	$-	$4,100	$400

October 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Multifactor ETF	$19,100	$-	$3,800	$400
Fidelity International High Dividend ETF	$19,100	$-	$3,800	$400
Fidelity International Multifactor ETF	$19,100	$-	$3,800	$400
Fidelity International Value Factor ETF	$19,100	$-	$3,800	$400

A Amounts may reflect rounding

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2024A	October 31, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2024A	October 31, 2023A
Deloitte Entities	$3,367,200	$5,823,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of October 31, 2024, the members of the Audit Committee were Donald F. Donahue, Vijay C. Advani, Karen Peetz, and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Emerging Markets Multifactor ETF
Fidelity® International High Dividend ETF
Fidelity® International Multifactor ETF
Fidelity® International Value Factor ETF

Annual Report
October 31, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Emerging Markets Multifactor ETF
Fidelity® International High Dividend ETF
Fidelity® International Multifactor ETF
Fidelity® International Value Factor ETF
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
Brazil - 2.1%
Banco do Brasil SA	87,500	397,992
BB Seguridade Participacoes SA	50,300	297,781
Caixa Seguridade Participacoes	108,800	270,649
Itausa SA	209,229	383,489
Metalurgica Gerdau SA (PN)	64,800	114,964
Vale SA	26,200	280,885
Vibra Energia SA	109,100	420,474
TOTAL BRAZIL		2,166,234
Chile - 0.3%
Banco de Chile	2,702,182	314,786
China - 26.9%
Agricultural Bank of China Ltd. (H Shares)	857,000	421,092
Anta Sports Products Ltd.	82,000	874,910
Autohome, Inc. ADR Class A	33,671	946,155
Baidu, Inc. Class A (a)	65,450	750,944
Bank of China Ltd. (H Shares)	1,337,000	634,587
Bank of Communications Co. Ltd. (H Shares)	486,000	368,201
Bosideng International Holdings Ltd.	1,192,000	668,491
Brilliance China Automotive Holdings Ltd.	1,140,000	368,054
China CITIC Bank Corp. Ltd. (H Shares)	371,000	231,446
China Construction Bank Corp. (H Shares)	1,281,000	993,572
China Railway Group Ltd. (H Shares)	712,000	355,341
China Shenhua Energy Co. Ltd. (H Shares)	272,000	1,177,300
China Tower Corp. Ltd. (H Shares) (b)	3,816,000	515,384
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	123,200	873,956
Haier Smart Home Co. Ltd.	218,000	792,151
Hengan International Group Co. Ltd.	222,000	656,771
Hisense Home Appliances Group Co. Ltd. (H Shares)	190,000	601,204
Industrial & Commercial Bank of China Ltd. (H Shares)	1,156,000	692,910
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	505,237	1,170,634
JD.com, Inc. Class A	77,950	1,559,120
Jiangxi Copper Co. Ltd. (H Shares)	95,000	160,077
Kingboard Chemical Holdings Ltd.	156,500	379,252
Lenovo Group Ltd.	306,000	405,407
NetEase, Inc.	44,100	702,251
PDD Holdings, Inc. ADR (a)	12,422	1,497,969
People's Insurance Co. of China Group Ltd. (H Shares)	555,000	280,555
PetroChina Co. Ltd. (H Shares)	1,336,000	1,003,581
PICC Property & Casualty Co. Ltd. (H Shares)	190,000	288,871
Pop Mart International Group Ltd. (b)	121,200	1,099,069
Tencent Holdings Ltd.	87,900	4,574,545
Tongcheng Travel Holdings Ltd.	360,000	813,130
Trip.com Group Ltd. (a)	21,050	1,356,510
Vipshop Holdings Ltd. ADR	32,981	476,246
Yangzijiang Shipbuilding Holdings Ltd.	81,000	157,971
TOTAL CHINA		27,847,657
Egypt - 0.4%
Commercial International Bank SAE	243,085	397,279
Greece - 1.3%
Jumbo SA	24,766	658,737
OPAP SA	38,587	656,866
TOTAL GREECE		1,315,603
Hong Kong - 0.9%
WH Group Ltd. (b)	1,141,000	889,388
Hungary - 0.8%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	120,442	833,930
India - 15.4%
Angel One Ltd.	12,973	470,807
Asian Paints Ltd.	6,012	209,893
Bajaj Auto Ltd.	6,575	769,135
Bank of Baroda	121,797	363,510
Bharat Electronics Ltd.	72,153	244,468
Canara Bank Ltd.	266,716	325,599
Coal India Ltd.	167,789	902,038
Computer Age Management Services Private Ltd.	3,808	201,241
Eicher Motors Ltd.	12,989	756,088
Federal Bank Ltd.	157,971	383,081
HCL Technologies Ltd.	16,060	337,306
HDFC Asset Management Co. Ltd. (b)	7,724	394,939
Hero Motocorp Ltd.	12,029	713,783
Hindustan Aeronautics Ltd.	4,426	223,531
Hindustan Unilever Ltd.	30,698	923,007
Hitachi Energy India Ltd.	1,322	217,262
ICICI Lombard General Insurance Co. Ltd. (b)	16,414	374,275
Indian Railway Catering & Tourism Corp. Ltd.	17,748	173,351
Infosys Ltd.	42,604	890,346
ITC Ltd.	143,888	836,432
Jio Financial Services Ltd. (a)	119,209	456,924
Kalyan Jewellers India Ltd.	101,211	790,983
Motherson Sumi Wiring India Ltd.	781,766	583,864
Multi Commodity Exchange of India Ltd.	6,625	513,376
Nestle India Ltd.	25,532	687,124
NMDC Ltd.	57,566	151,894
Oil India Ltd.	131,309	736,684
Oracle Financial Services Software Ltd.	949	122,865
Power Finance Corp. Ltd.	66,692	360,838
REC Ltd.	57,672	358,434
Solar Industries India Ltd.	1,293	157,307
State Bank of India	51,215	499,565
Tata Consultancy Services Ltd.	12,644	596,733
Wipro Ltd.	29,926	196,384
TOTAL INDIA		15,923,067
Indonesia - 4.2%
PT Adaro Energy Indonesia Tbk	4,633,100	1,068,609
PT Astra International Tbk	560,400	182,099
PT Bank Central Asia Tbk	970,000	633,482
PT Indah Kiat Pulp & Paper Tbk	58,200	29,944
PT Indofood Sukses Makmur Tbk	1,942,200	940,473
PT Telkom Indonesia Persero Tbk	2,841,800	510,601
PT United Tractors Tbk	585,300	1,023,669
TOTAL INDONESIA		4,388,877
Korea (South) - 9.9%
Cosmo AM&T Co. Ltd. (a)	260	19,500
DB HiTek Co. Ltd.	406	11,474
Db Insurance Co. Ltd.	4,972	393,797
Doosan Bobcat, Inc.	8,604	233,804
GS Holdings Corp.	7,244	216,270
Hankook Tire Co. Ltd.	15,440	394,951
Hanmi Semiconductor Co. Ltd.	582	38,800
Hyundai Marine & Fire Insurance Co. Ltd.	14,064	309,306
Hyundai Mobis	3,702	669,311
Hyundai Steel Co.	4,928	90,525
Isupetasys Co. Ltd.	512	13,505
Kia Corp.	8,934	594,953
KRAFTON, Inc. (a)	2,287	548,549
KT&G Corp.	11,797	937,776
Kumho Petro Chemical Co. Ltd.	992	102,507
Leeno Industrial, Inc.	106	14,026
LG Corp.	4,611	252,937
LG Display Co. Ltd. (a)	3,414	26,322
LG Innotek Co. Ltd.	148	19,047
LG Uplus Corp.	56,480	409,685
Orion Corp./Republic of Korea	11,160	807,078
Samsung Electro-Mechanics Co. Ltd.	620	53,194
Samsung Electronics Co. Ltd.	62,400	2,676,870
Samsung SDI Co. Ltd.	572	135,539
Samsung SDS Co. Ltd.	425	44,071
SK Hynix, Inc.	5,864	791,640
Woori Financial Group, Inc.	37,664	421,127
TOTAL KOREA (SOUTH)		10,226,564
Malaysia - 1.5%
Bursa Malaysia Bhd	122,600	252,815
CIMB Group Holdings Bhd	229,300	418,385
Malayan Banking Bhd	186,600	447,431
Petronas Chemicals Group Bhd	30,700	37,998
Telekom Malaysia Bhd	285,800	423,577
TOTAL MALAYSIA		1,580,206
Mexico - 3.9%
Arca Continental S.A.B. de CV	86,800	742,150
El Puerto de Liverpool S.A.B. Dcv Series C	58,200	306,744
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	5,605	149,712
Grupo Aeroportuario Norte S.A.B. de CV	17,200	143,886
Kimberly-Clark de Mexico SA de CV Series A	475,100	681,255
Promotora y Operadora de Infraestructura S.A.B. de CV	15,630	136,150
Qualitas Controladora S.A.B. de CV	30,900	215,896
Terrafina	885,800	1,625,617
TOTAL MEXICO		4,001,410
Qatar - 0.1%
Mesaieed Petrochemical Holding Co.	316,504	137,520
Russia - 0.0%
Gazprom OAO (a)(c)	14,450	0
GMK Norilskiy Nickel PAO ADR (a)(c)	18,800	0
Inter Rao Ues JSC (a)(c)	7,348,600	1
Sberbank of Russia (a)(c)	38,410	0
Surgutneftegas OJSC (a)(c)	56,600	0
VTB Bank OJSC (a)(c)	18,380	0
TOTAL RUSSIA		1
Saudi Arabia - 2.7%
Al Rajhi Bank	32,862	769,991
Al Rajhi Co. for Co-operative Insurance	5,083	242,531
Bupa Arabia for Cooperative Insurance Co.	4,723	253,272
Elm Co.	1,270	345,795
Sabic Agriculture-Nutrients Co.	5,331	161,533
Saudi Aramco Base Oil Co. - Luberef	4,185	130,597
Saudi Telecom Co.	82,197	922,492
TOTAL SAUDI ARABIA		2,826,211
South Africa - 1.9%
Exxaro Resources Ltd.	86,717	812,481
Momentum Group Ltd.	283,231	461,212
Standard Bank Group Ltd.	46,921	641,077
TOTAL SOUTH AFRICA		1,914,770
Taiwan - 20.3%
Accton Technology Corp.	11,000	189,513
ASE Technology Holding Co. Ltd.	54,000	264,607
ASMedia Technology, Inc.	2,000	101,748
ASPEED Tech, Inc.	1,000	131,086
ASUSTeK Computer, Inc.	13,000	233,302
Catcher Technology Co. Ltd.	20,000	147,316
Chicony Electronics Co. Ltd.	24,000	122,472
Chunghwa Telecom Co. Ltd.	156,000	594,007
Compal Electronics, Inc.	126,000	140,983
Compeq Manufacturing Co. Ltd.	45,000	86,938
Far Eastern International Bank	834,282	343,712
Far Eastern New Century Corp.	306,000	354,326
Far EasTone Telecommunications Co. Ltd.	168,000	466,667
Getac Holdings Corp.	29,000	100,921
Hon Hai Precision Industry Co. Ltd. (Foxconn)	143,000	943,961
Huaku Development Co. Ltd.	450,000	1,657,303
International Games Systems Co. Ltd.	21,000	678,371
Jentech Precision Industrial Co. Ltd.	3,000	138,109
King Yuan Electronics Co. Ltd.	35,000	137,094
King's Town Bank Co. Ltd.	206,000	317,937
Lotes Co. Ltd.	3,000	156,835
MediaTek, Inc.	20,000	805,243
Novatek Microelectronics Corp.	11,000	172,690
Pegatron Corp.	47,000	145,225
Pou Chen Corp.	548,000	646,517
Powertech Technology, Inc.	24,000	94,757
Primax Electronics Ltd.	34,000	85,955
Radiant Opto-Electronics Corp.	20,000	132,022
Realtek Semiconductor Corp.	10,000	149,345
Simplo Technology Co. Ltd.	9,000	96,208
Sinopac Financial Holdings Co.	586,775	421,218
Synnex Technology International Corp.	50,000	110,643
Taichung Commercial Bank Co. Ltd.	689,706	382,094
Taiwan Cooperative Financial Holding Co. Ltd.	12,654	9,953
Taiwan Fertilizer Co. Ltd.	104,000	185,343
Taiwan Mobile Co. Ltd.	146,000	517,197
Taiwan Semiconductor Manufacturing Co. Ltd.	266,000	8,551,179
Topco Scientific Co. Ltd.	11,000	107,974
Tripod Technology Corp.	18,000	108,427
Wiwynn Corp.	2,000	118,914
WPG Holding Co. Ltd.	49,000	113,477
WT Microelectronics Co. Ltd.	31,000	105,946
Yuanta Financial Holding Co. Ltd.	502,320	508,748
Zhen Ding Technology Holding Ltd.	26,000	91,292
TOTAL TAIWAN		20,967,575
Thailand - 1.1%
Advanced Information Service PCL NVDR	74,000	603,052
Intouch Holdings PCL NVDR	182,900	579,947
TOTAL THAILAND		1,182,999
Turkey - 3.4%
Akbank TAS	227,434	335,610
Bim Birlesik Magazalar A/S JSC	61,176	832,266
Haci Omer Sabanci Holding A/S	137,595	334,054
Koc Holding A/S	34,051	167,821
Turkcell Iletisim Hizmet A/S	199,721	493,620
Turkiye Is Bankasi A/S Series C	891,072	305,597
Turkiye Petrol Rafinerileri A/S	187,788	791,891
Yapi ve Kredi Bankasi A/S	413,409	295,135
TOTAL TURKEY		3,555,994
United Arab Emirates - 2.7%
Abu Dhabi Islamic Bank	126,447	433,769
Emaar Properties PJSC	868,267	2,054,245
Salik Co. PJSC	201,768	263,677
TOTAL UNITED ARAB EMIRATES		2,751,691
TOTAL COMMON STOCKS (Cost $98,316,066)		103,221,762

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Russia - 0.0%
AK Transneft OAO (a)(c) (Cost $23,788)	1,200	0

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (d) (Cost $288,455)	288,397	288,455

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $98,628,309)	103,510,217
NET OTHER ASSETS (LIABILITIES) - 0.0%	(40,814)
NET ASSETS - 100.0%	103,469,403

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4	Dec 2024	225,300	(4,263)	(4,263)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,147,011 or 4.0% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	-	27,209,786	26,921,589	14,349	258	-	288,455	0.0%
Total	-	27,209,786	26,921,589	14,349	258	-	288,455

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	14,237,044	14,237,044	-	-
Consumer Discretionary	18,943,216	18,943,216	-	-
Consumer Staples	8,933,720	8,933,720	-	-
Energy	9,520,817	9,520,817	-	-
Financials	19,622,707	19,622,707	-	-
Industrials	3,673,847	3,673,847	-	-
Information Technology	21,002,258	21,002,258	-	-
Materials	1,950,987	1,950,987	-	-
Real Estate	5,337,165	5,337,165	-	-
Utilities	1	-	-	1

Money Market Funds	288,455	288,455	-	-
Total Investments in Securities:	103,510,217	103,510,216	-	1
Derivative Instruments: Liabilities
Futures Contracts	(4,263)	(4,263)	-	-
Total Liabilities	(4,263)	(4,263)	-	-
Total Derivative Instruments:	(4,263)	(4,263)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(4,263)
Total Equity Risk	0	(4,263)
Total Value of Derivatives	0	(4,263)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Emerging Markets Multifactor ETF
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $98,339,854)	$103,221,762
Fidelity Central Funds (cost $288,455)	288,455

Total Investment in Securities (cost $98,628,309)		$103,510,217
Segregated cash with brokers for derivative instruments		12,714
Cash		27
Foreign currency held at value (cost $126,888)		114,378
Receivable for investments sold		8
Dividends receivable		50,058
Distributions receivable from Fidelity Central Funds		2,492
Other receivables		14
Total assets		103,689,908
Liabilities
Accrued management fee	$21,861
Payable for daily variation margin on futures contracts	1,040
Deferred taxes	193,896
Other payables and accrued expenses	3,708
Total liabilities		220,505
Net Assets		$103,469,403
Net Assets consist of:
Paid in capital		$101,370,415
Total accumulated earnings (loss)		2,098,988
Net Assets		$103,469,403
Net Asset Value, offering price and redemption price per share ($103,469,403 ÷ 4,000,000 shares)		$25.87
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$2,658,153
Income from Fidelity Central Funds		14,349
Income before foreign taxes withheld		$2,672,502
Less foreign taxes withheld		(312,418)
Total income		2,360,084
Expenses
Management fee	$144,014
Independent trustees' fees and expenses	213
Interest	2,907
Proxy fee	16,899
Total expenses before reductions	164,033
Expense reductions	(9,908)
Total expenses after reductions		154,125
Net Investment income (loss)		2,205,959
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $456,692)	1,002,838
Fidelity Central Funds	258
Foreign currency transactions	(70,602)
Futures contracts	23,566
Total net realized gain (loss)		956,060
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $102,305)	5,459,984
Assets and liabilities in foreign currencies	(3,457)
Futures contracts	(3,501)
Total change in net unrealized appreciation (depreciation)		5,453,026
Net gain (loss)		6,409,086
Net increase (decrease) in net assets resulting from operations		$8,615,045
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,205,959	$1,033,942
Net realized gain (loss)	956,060	(1,236,537)
Change in net unrealized appreciation (depreciation)	5,453,026	3,102,891
Net increase (decrease) in net assets resulting from operations	8,615,045	2,900,296
Distributions to shareholders	(2,073,600)	(1,198,769)
Distributions to shareholders from tax return of capital	-	(11,231)

Total Distributions	(2,073,600)	(1,210,000)
Share transactions
Proceeds from sales of shares	71,285,228	4,445,155

Net increase (decrease) in net assets resulting from share transactions	71,285,228	4,445,155
Total increase (decrease) in net assets	77,826,673	6,135,451

Net Assets
Beginning of period	25,642,730	19,507,279
End of period	$103,469,403	$25,642,730

Other Information
Shares
Sold	2,800,000	200,000
Net increase (decrease)	2,800,000	200,000

Financial Highlights
Fidelity® Emerging Markets Multifactor ETF

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.37	$19.51	$25.88	$23.12	$24.68
Income from Investment Operations
Net investment income (loss) A,B	.95	.95	.89	.72	.55
Net realized and unrealized gain (loss)	4.40	1.96	(6.37)	2.67	(1.57)
Total from investment operations	5.35	2.91	(5.48)	3.39	(1.02)
Distributions from net investment income	(.85)	(1.04)	(.86)	(.63)	(.54)
Distributions from tax return of capital	-	(.01)	(.03)	-	-
Total distributions	(.85)	(1.05)	(.89)	(.63)	(.54)
Net asset value, end of period	$25.87	$21.37	$19.51	$25.88	$23.12
Total Return C,D	25.20%	14.76%	(21.56)%	14.55%	(4.03)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.28%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.27%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.26%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.79%	4.29%	3.84%	2.64%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$103,469	$25,643	$19,507	$20,703	$9,249
Portfolio turnover rate G	65 % H	82% H	91% H	65% H	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DBased on net asset value.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International High Dividend ETF
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
Australia - 10.3%
ANZ Group Holdings Ltd.	78,235	1,596,248
BHP Group Ltd.	64,908	1,812,829
Brambles Ltd.	17,110	205,761
Glencore PLC	403,433	2,107,371
IGO Ltd.	257,069	883,996
Sonic Healthcare Ltd.	13,705	241,745
Wesfarmers Ltd.	5,730	252,512
Westpac Banking Corp.	89,137	1,875,318
Woodside Energy Group Ltd.	78,718	1,226,104
TOTAL AUSTRALIA		10,201,884
Austria - 1.8%
OMV AG	41,938	1,734,693
Brazil - 1.5%
Yara International ASA	48,194	1,445,331
Canada - 16.8%
Bank of Nova Scotia	22,248	1,144,201
BCE, Inc.	53,300	1,716,444
Canadian Imperial Bank of Commerce	21,442	1,339,942
Canadian National Railway Co.	4,432	478,031
Canadian Tire Ltd. Class A (non-vtg.)	1,398	148,600
Emera, Inc.	56,770	2,142,187
Enbridge, Inc.	61,668	2,488,044
Nutrien Ltd.	35,621	1,696,530
Royal Bank of Canada	14,934	1,804,036
The Toronto-Dominion Bank	21,945	1,211,741
Thomson Reuters Corp.	2,649	433,110
Tourmaline Oil Corp.	43,728	2,013,631
TOTAL CANADA		16,616,497
China - 0.2%
Wilmar International Ltd.	67,000	162,068
Denmark - 1.2%
A.P. Moller - Maersk A/S Series B	246	386,728
Novo Nordisk A/S Series B	7,309	811,869
Svitzer A/S	490	16,990
TOTAL DENMARK		1,215,587
Finland - 3.5%
Kesko Oyj	6,297	134,437
Kone OYJ (B Shares)	9,284	506,579
Nokia Corp.	37,171	174,534
Nordea Bank Abp	113,002	1,316,942
Sampo Oyj (A Shares)	29,991	1,325,181
TOTAL FINLAND		3,457,673
France - 9.5%
BNP Paribas SA	21,574	1,469,719
Bouygues SA	12,162	388,584
Capgemini SA	693	119,775
Compagnie Generale des Etablissements Michelin SCA Series B	8,029	270,653
Engie SA	171,367	2,867,877
EssilorLuxottica SA	990	231,511
LVMH Moet Hennessy Louis Vuitton SE	801	530,286
Rexel SA	16,554	452,531
TotalEnergies SE	39,743	2,476,637
VINCI SA	4,949	551,795
TOTAL FRANCE		9,359,368
Germany - 3.4%
BASF AG	37,850	1,834,546
Bayer AG	4,643	124,983
Bayerische Motoren Werke AG (BMW)	2,783	218,505
Deutsche Post AG ADR	17,721	710,489
Infineon Technologies AG	4,720	148,732
Mercedes-Benz Group AG (Germany)	4,840	292,678
TOTAL GERMANY		3,329,933
Hong Kong - 2.9%
ASMPT Ltd.	30,200	329,604
Hong Kong & China Gas Co. Ltd.	3,240,000	2,513,017
TOTAL HONG KONG		2,842,621
Italy - 4.8%
Enel SpA	424,038	3,208,686
Mediobanca SpA	92,969	1,531,135
TOTAL ITALY		4,739,821
Japan - 15.6%
Astellas Pharma, Inc.	27,200	320,614
Canon, Inc.	9,000	295,657
Isuzu Motors Ltd.	21,700	284,419
Japan Tobacco, Inc.	10,900	306,338
Kawasaki Kisen Kaisha Ltd.	34,900	486,985
Mitsubishi Corp.	43,500	809,744
Mitsui & Co. Ltd.	34,900	724,463
Mitsui OSK Lines Ltd.	15,600	534,901
Mizuho Financial Group, Inc.	68,800	1,450,751
Nippon Steel Corp.	83,700	1,686,363
Nippon Yusen KK	16,600	559,926
Niterra Co. Ltd.	10,900	314,138
Sekisui House Ltd.	14,000	341,533
SoftBank Corp.	2,323,500	2,940,888
Sumco Corp.	14,400	141,140
Sumitomo Mitsui Financial Group, Inc.	79,100	1,699,618
Sumitomo Mitsui Trust Holdings, Inc.	54,400	1,206,389
Takeda Pharmaceutical Co. Ltd.	12,500	349,910
Tokyo Electron Ltd.	1,700	261,152
Toyota Motor Corp.	39,935	703,270
TOTAL JAPAN		15,418,199
Netherlands - 2.0%
ABN AMRO Bank NV GDR (Bearer) (a)	83,275	1,373,290
ASML Holding NV (Netherlands)	662	446,457
Koninklijke Ahold Delhaize NV	5,247	172,658
TOTAL NETHERLANDS		1,992,405
Norway - 3.5%
Equinor ASA	68,713	1,644,878
Mowi ASA	6,983	119,682
Norsk Hydro ASA	275,619	1,691,635
TOTAL NORWAY		3,456,195
Singapore - 2.0%
Oversea-Chinese Banking Corp. Ltd.	174,600	2,004,818
Spain - 4.6%
Banco Bilbao Vizcaya Argentaria SA	153,430	1,524,127
Telefonica SA	651,612	3,051,821
TOTAL SPAIN		4,575,948
Sweden - 2.3%
Svenska Handelsbanken AB (A Shares)	116,535	1,206,731
Telefonaktiebolaget LM Ericsson (B Shares)	23,937	199,056
Volvo AB (B Shares)	32,559	841,966
TOTAL SWEDEN		2,247,753
Switzerland - 2.8%
Kuehne & Nagel International AG	1,623	404,671
Novartis AG	5,003	542,710
Zurich Insurance Group Ltd.	3,049	1,801,121
TOTAL SWITZERLAND		2,748,502
United Kingdom - 9.0%
AstraZeneca PLC (United Kingdom)	3,777	536,188
BAE Systems PLC	39,934	641,764
British American Tobacco PLC (United Kingdom)	8,937	309,652
CK Hutchison Holdings Ltd.	48,000	252,521
DCC PLC (United Kingdom)	6,469	407,859
HSBC Holdings PLC (United Kingdom)	240,534	2,200,879
Imperial Brands PLC	9,040	271,613
Schroders PLC	219,159	969,260
Taylor Wimpey PLC	230,288	433,150
Vodafone Group PLC	3,062,104	2,835,279
TOTAL UNITED KINGDOM		8,858,165
United States of America - 1.7%
GSK PLC	12,374	221,528
Nestle SA (Reg. S)	3,979	375,398
Roche Holding AG (participation certificate)	1,791	554,885
Sanofi SA	3,104	327,247
Stellantis NV (Italy)	14,263	195,044
TOTAL UNITED STATES OF AMERICA		1,674,102
TOTAL COMMON STOCKS (Cost $98,038,321)		98,081,563

Government Obligations - 0.0%
	Principal Amount (b)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (c) (Cost $20,941)	21,000	20,946

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $98,059,262)	98,102,509
NET OTHER ASSETS (LIABILITIES) - 0.6%	612,446
NET ASSETS - 100.0%	98,714,955

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	5	Dec 2024	587,550	(22,912)	(22,912)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,373,290 or 1.4% of net assets.

(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,946.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	30,635	9,186,878	9,217,533	6,142	20	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	2,024,860	4,959,705	6,984,565	12,175	-	-	-	0.0%
Total	2,055,495	14,146,583	16,202,098	18,317	20	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,544,432	10,544,432	-	-
Consumer Discretionary	3,984,788	3,984,788	-	-
Consumer Staples	1,851,846	1,851,846	-	-
Energy	11,583,987	11,583,987	-	-
Financials	30,051,447	30,051,447	-	-
Health Care	4,263,190	4,263,190	-	-
Industrials	9,795,398	9,795,398	-	-
Information Technology	2,116,107	2,116,107	-	-
Materials	13,158,601	13,158,601	-	-
Utilities	10,731,767	10,731,767	-	-

Government Obligations	20,946	-	20,946	-
Total Investments in Securities:	98,102,509	98,081,563	20,946	-
Derivative Instruments: Liabilities
Futures Contracts	(22,912)	(22,912)	-	-
Total Liabilities	(22,912)	(22,912)	-	-
Total Derivative Instruments:	(22,912)	(22,912)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(22,912)
Total Equity Risk	0	(22,912)
Total Value of Derivatives	0	(22,912)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International High Dividend ETF
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $98,059,262):		$98,102,509
Segregated cash with brokers for derivative instruments		11,613
Cash		31,553
Foreign currency held at value (cost $9,291)		9,254
Dividends receivable		303,858
Reclaims receivable		274,424
Distributions receivable from Fidelity Central Funds		105
Total assets		98,733,316
Liabilities
Accrued management fee	$15,111
Payable for daily variation margin on futures contracts	3,250
Total liabilities		18,361
Net Assets		$98,714,955
Net Assets consist of:
Paid in capital		$110,868,497
Total accumulated earnings (loss)		(12,153,542)
Net Assets		$98,714,955
Net Asset Value, offering price and redemption price per share ($98,714,955 ÷ 4,800,000 shares)		$20.57
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$5,643,090
Income from Fidelity Central Funds (including $12,175 from security lending)		18,317
Income before foreign taxes withheld		$5,661,407
Less foreign taxes withheld		(526,315)
Total income		5,135,092
Expenses
Management fee	$172,761
Independent trustees' fees and expenses	426
Proxy fee	10,095
Total expenses before reductions	183,282
Expense reductions	(259)
Total expenses after reductions		183,023
Net Investment income (loss)		4,952,069
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,921,546)
Redemptions in-kind	2,336,891
Fidelity Central Funds	20
Foreign currency transactions	36,686
Futures contracts	61,664
Total net realized gain (loss)		(486,285)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,968,417
Assets and liabilities in foreign currencies	(48,914)
Futures contracts	8,788
Total change in net unrealized appreciation (depreciation)		12,928,291
Net gain (loss)		12,442,006
Net increase (decrease) in net assets resulting from operations		$17,394,075
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,952,069	$4,080,155
Net realized gain (loss)	(486,285)	(1,882,311)
Change in net unrealized appreciation (depreciation)	12,928,291	7,259,993
Net increase (decrease) in net assets resulting from operations	17,394,075	9,457,837
Distributions to shareholders	(5,072,600)	(4,144,700)

Share transactions
Proceeds from sales of shares	14,094,799	-
Cost of shares redeemed	(8,214,399)	(5,529,770)

Net increase (decrease) in net assets resulting from share transactions	5,880,400	(5,529,770)
Total increase (decrease) in net assets	18,201,875	(216,633)

Net Assets
Beginning of period	80,513,080	80,729,713
End of period	$98,714,955	$80,513,080

Other Information
Shares
Sold	700,000	-
Redeemed	(400,000)	(300,000)
Net increase (decrease)	300,000	(300,000)

Financial Highlights
Fidelity® International High Dividend ETF

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.89	$16.82	$21.08	$15.10	$20.96
Income from Investment Operations
Net investment income (loss) A,B	1.06	.89	.97	.77	.60
Net realized and unrealized gain (loss)	2.71	1.08	(4.22)	5.95	(5.81)
Total from investment operations	3.77	1.97	(3.25)	6.72	(5.21)
Distributions from net investment income	(1.09)	(.90)	(1.01)	(.74)	(.65)
Total distributions	(1.09)	(.90)	(1.01)	(.74)	(.65)
Net asset value, end of period	$20.57	$17.89	$16.82	$21.08	$15.10
Total Return C,D	21.22%	11.57%	(15.83)%	44.78%	(24.98)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.19%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.19%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.19%	.39%	.39%	.39%	.39%
Net investment income (loss)	5.16%	4.68%	4.96%	3.82%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$98,715	$80,513	$80,730	$82,197	$45,290
Portfolio turnover rate G	63 % H	67% H	71% H	67% H	82% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CBased on net asset value.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Multifactor ETF
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
Australia - 4.8%
ANZ Group Holdings Ltd.	19,265	393,069
BHP Group Ltd.	11,225	313,505
Brambles Ltd.	19,275	231,797
Commonwealth Bank of Australia	7,756	725,196
EBOS Group Ltd.	23,116	502,148
Fortescue Ltd.	6,836	85,835
Insurance Australia Group Ltd.	42,377	208,177
JB Hi-Fi Ltd.	2,088	112,188
Medibank Private Ltd.	72,803	171,193
Pro Medicus Ltd.	5,338	681,202
Rio Tinto Ltd.	1,277	99,795
Rio Tinto PLC	4,270	275,365
Suncorp Group Ltd.	18,671	219,153
Wesfarmers Ltd.	4,657	205,227
TOTAL AUSTRALIA		4,223,850
Belgium - 0.5%
UCB SA	2,184	419,203
Canada - 13.0%
ARC Resources Ltd.	41,658	689,145
Brookfield Asset Management Ltd. Class A	5,893	312,289
Canadian Imperial Bank of Commerce	7,117	444,752
Canadian National Railway Co.	3,929	423,778
Canadian Natural Resources Ltd.	28,190	957,564
CCL Industries, Inc. Class B	2,980	173,633
CGI, Inc. Class A (sub. vtg.)	1,873	207,247
Constellation Software, Inc.	97	292,196
Constellation Software, Inc. warrants 3/31/40 (a)(b)	40	0
Dollarama, Inc.	1,608	167,139
Fairfax Financial Holdings Ltd. (sub. vtg.)	248	307,832
FirstService Corp.	5,102	943,574
Imperial Oil Ltd.	10,220	761,762
Intact Financial Corp.	1,720	328,095
Kinross Gold Corp.	18,085	182,284
Loblaw Companies Ltd.	4,924	621,845
Manulife Financial Corp.	13,831	403,534
Metro, Inc.	9,833	583,300
Pembina Pipeline Corp.	19,649	821,087
Quebecor, Inc. Class B (sub. vtg.)	40,569	1,009,023
Royal Bank of Canada	6,743	814,558
Stantec, Inc.	2,999	242,984
Stella-Jones, Inc.	2,258	136,360
Thomson Reuters Corp.	1,937	316,698
TMX Group Ltd.	7,429	231,778
TOTAL CANADA		11,372,457
China - 0.4%
BOC Hong Kong (Holdings) Ltd.	101,000	329,980
Denmark - 3.5%
Carlsberg A/S Series B	5,070	557,187
Coloplast A/S Series B	2,689	334,738
Novo Nordisk A/S Series B	15,996	1,776,806
Novonesis (NOVOZYMES) B Series B	2,854	178,511
Pandora A/S	1,316	198,072
TOTAL DENMARK		3,045,314
Finland - 0.8%
Kone OYJ (B Shares)	6,589	359,527
Orion Oyj (B Shares)	6,513	315,713
TOTAL FINLAND		675,240
France - 6.9%
Capgemini SA	660	114,071
Compagnie de St.-Gobain	3,278	295,306
Eiffage SA	1,596	148,076
Gaztransport et Technigaz SA	3,608	522,531
Hermes International SCA	167	376,024
Ipsen SA	2,676	325,092
L'Oreal SA	2,346	876,782
La Francaise des Jeux SAEM (c)	4,757	202,239
Publicis Groupe SA	9,462	1,003,821
Safran SA	1,781	401,790
SEB SA	1,853	193,929
Sodexo SA	2,034	176,215
TotalEnergies SE	17,396	1,084,055
VINCI SA	2,865	319,437
TOTAL FRANCE		6,039,368
Germany - 4.5%
Allianz SE	2,347	737,397
Bechtle AG	1,547	52,669
Beiersdorf AG	4,375	588,965
Brenntag SE	2,483	161,309
Fresenius Medical Care AG & Co. KGaA	8,351	325,570
Hannover Reuck SE	1,315	344,773
Knorr-Bremse AG	2,047	168,008
SAP SE	2,611	608,879
Siemens AG	3,292	637,594
Talanx AG	3,796	292,394
TOTAL GERMANY		3,917,558
Hong Kong - 1.2%
Jardine Matheson Holdings Ltd.	3,277	126,165
Sino Land Ltd.	943,295	943,974
TOTAL HONG KONG		1,070,139
Ireland - 0.6%
Glanbia PLC	29,027	480,576
Israel - 1.8%
Bank Hapoalim BM (Reg.)	34,115	356,206
Bank Leumi le-Israel BM	37,240	379,179
Israel Discount Bank Ltd. (Class A)	57,724	339,934
Mizrahi Tefahot Bank Ltd.	8,005	330,822
NICE Ltd. (a)	473	83,463
Nova Ltd. (a)	371	69,620
TOTAL ISRAEL		1,559,224
Italy - 2.0%
BPER Banca	59,720	363,076
Buzzi SpA	3,836	149,841
Ferrari NV (Italy)	735	350,940
Generali	16,168	448,474
Recordati SpA	5,523	312,394
Reply SpA	483	73,569
Reply SpA rights (a)	483	0
TOTAL ITALY		1,698,294
Japan - 21.2%
Brother Industries Ltd.	11,400	225,343
Dai Nippon Printing Co. Ltd.	15,900	278,700
Daito Trust Construction Co. Ltd.	12,300	1,363,033
Daiwa Securities Group, Inc.	35,200	235,013
Hikari Tsushin, Inc.	1,400	285,836
INPEX Corp.	55,100	728,336
Itochu Corp.	9,600	482,316
J. Front Retailing Co. Ltd.	21,400	231,175
Japan Exchange Group, Inc.	25,100	299,074
Japan Post Holdings Co. Ltd.	30,100	280,103
Japan Tobacco, Inc.	24,100	677,316
Kajima Corp.	14,100	245,622
KDDI Corp.	30,900	969,245
McDonald's Holdings Co. (Japan) Ltd.	5,900	250,215
Mebuki Financial Group, Inc.	61,200	232,184
Medipal Holdings Corp.	28,800	458,588
Mitsubishi Corp.	25,500	474,678
Mitsui & Co. Ltd.	20,500	425,544
MS&AD Insurance Group Holdings, Inc.	15,500	349,939
NEC Corp.	3,100	269,348
Nintendo Co. Ltd.	18,300	978,523
Nippon Telegraph & Telephone Corp.	818,500	793,648
OBIC Co. Ltd.	7,900	258,847
Oji Holdings Corp.	33,600	125,378
Ono Pharmaceutical Co. Ltd.	36,600	459,527
Otsuka Corp.	10,300	232,337
Otsuka Holdings Co. Ltd.	12,400	754,786
Sanwa Holdings Corp.	11,900	306,709
Secom Co. Ltd.	8,900	319,074
Sekisui Chemical Co. Ltd.	16,800	239,330
Sekisui House Ltd.	11,500	280,545
SHIMANO, Inc.	1,500	224,175
Shin-Etsu Chemical Co. Ltd.	6,800	256,911
Shionogi & Co. Ltd.	38,300	550,394
Sojitz Corp.	10,800	223,835
Sompo Holdings, Inc.	14,700	320,780
Subaru Corp.	13,900	253,818
Sumitomo Corp.	13,800	293,983
Sumitomo Forestry Co. Ltd.	6,400	249,992
Suntory Beverage & Food Ltd.	16,200	549,306
TIS, Inc.	10,400	261,220
Tokio Marine Holdings, Inc.	13,500	493,471
Toppan Holdings, Inc.	9,600	284,486
Toyo Suisan Kaisha Ltd.	8,800	521,790
Trend Micro, Inc.	4,700	249,031
USS Co. Ltd.	27,100	228,257
TOTAL JAPAN		18,471,761
Jordan - 0.3%
Hikma Pharmaceuticals PLC	12,204	291,051
Netherlands - 3.8%
ASML Holding NV (Netherlands)	976	658,220
Euronext NV (c)	2,962	326,072
EXOR NV	2,947	310,983
Koninklijke Ahold Delhaize NV	21,685	713,568
Koninklijke KPN NV	235,261	917,692
Wolters Kluwer NV	2,450	411,478
TOTAL NETHERLANDS		3,338,013
Norway - 2.2%
Equinor ASA	23,679	566,837
Frontline PLC	21,654	415,985
Kongsberg Gruppen ASA	2,966	307,883
Orkla ASA	70,462	649,658
TOTAL NORWAY		1,940,363
Portugal - 0.5%
Galp Energia SGPS SA	26,710	454,394
Singapore - 1.9%
CapitaLand Integrated Commercial Trust	624,185	953,098
Oversea-Chinese Banking Corp. Ltd.	36,581	420,036
Singapore Exchange Ltd.	37,400	320,878
TOTAL SINGAPORE		1,694,012
Spain - 0.9%
CaixaBank SA	61,549	373,528
Industria de Diseno Textil SA	6,461	366,852
TOTAL SPAIN		740,380
Sweden - 3.4%
Atlas Copco AB (A Shares)	25,290	414,565
Essity AB (B Shares)	22,650	636,737
Evolution AB (c)	2,275	213,679
Holmen AB (B Shares)	3,741	146,912
Industrivarden AB (A Shares)	8,934	306,259
Investor AB (B Shares)	15,903	448,031
SKF AB (B Shares)	12,623	237,476
Swedish Orphan Biovitrum AB (a)	11,708	364,369
Trelleborg AB (B Shares)	6,364	210,308
TOTAL SWEDEN		2,978,336
Switzerland - 7.1%
Accelleron Industries Ltd.	6,166	330,013
Ems-Chemie Holding AG	177	136,020
Galenica AG (c)	3,172	275,858
Geberit AG (Reg.)	570	356,489
Givaudan SA	43	203,737
Logitech International SA (Reg.)	1,026	83,959
Novartis AG	10,979	1,190,968
PSP Swiss Property AG	10,646	1,509,425
Sandoz Group AG	7,792	354,591
Siegfried Holding AG	238	311,021
Sonova Holding AG	1,046	381,287
Swissquote Group Holding SA	463	157,528
UBS Group AG	15,228	467,389
Zurich Insurance Group Ltd.	764	451,314
TOTAL SWITZERLAND		6,209,599
United Kingdom - 11.7%
3i Group PLC	11,377	463,963
AstraZeneca PLC (United Kingdom)	8,498	1,206,389
Auto Trader Group PLC (c)	87,368	942,629
BAE Systems PLC	18,006	289,368
Beazley PLC	39,336	382,074
British American Tobacco PLC (United Kingdom)	20,625	714,621
CK Hutchison Holdings Ltd.	26,000	136,782
Compass Group PLC	10,686	345,522
Cranswick PLC	6,873	447,999
IG Group Holdings PLC	27,601	317,593
Imperial Brands PLC	18,434	553,861
InterContinental Hotel Group PLC	2,334	256,921
Man Group PLC	107,240	273,816
RELX PLC (London Stock Exchange)	9,185	420,390
Rightmove PLC	121,564	920,228
Rolls-Royce Holdings PLC (a)	49,145	338,283
Sage Group PLC	6,626	82,580
Standard Chartered PLC (United Kingdom)	41,602	481,584
Tesco PLC	126,207	555,247
Unilever PLC	17,588	1,069,548
TOTAL UNITED KINGDOM		10,199,398
United States of America - 6.2%
Experian PLC	5,915	287,226
GSK PLC	32,132	575,249
Holcim AG	2,474	243,423
Roche Holding AG (participation certificate)	3,979	1,232,768
Sanofi SA	7,574	798,508
Schneider Electric SA	2,360	607,738
Shell PLC (London)	42,131	1,396,663
Stellantis NV (Italy)	16,230	221,943
TOTAL UNITED STATES OF AMERICA		5,363,518
TOTAL COMMON STOCKS (Cost $81,563,859)		86,512,028

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (e) (Cost $14,958)	15,000	14,962

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (f) (Cost $217,770)	217,726	217,770

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $81,796,587)	86,744,760
NET OTHER ASSETS (LIABILITIES) - 0.5%	422,800
NET ASSETS - 100.0%	87,167,560

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	5	Dec 2024	587,550	(23,338)	(23,338)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,960,477 or 2.2% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,962.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	208,816	15,164,148	15,155,185	11,434	(9)	-	217,770	0.0%
Total	208,816	15,164,148	15,155,185	11,434	(9)	-	217,770

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	7,534,809	7,534,809	-	-
Consumer Discretionary	5,344,397	5,344,397	-	-
Consumer Staples	10,798,306	10,798,306	-	-
Energy	8,398,359	8,398,359	-	-
Financials	16,193,473	16,193,473	-	-
Health Care	14,198,220	14,198,220	-	-
Industrials	11,801,251	11,801,251	-	-
Information Technology	3,822,599	3,822,599	-	-
Materials	2,707,510	2,707,510	-	-
Real Estate	5,713,104	5,713,104	-	-

Government Obligations	14,962	-	14,962	-

Money Market Funds	217,770	217,770	-	-
Total Investments in Securities:	86,744,760	86,729,798	14,962	-
Derivative Instruments: Liabilities
Futures Contracts	(23,338)	(23,338)	-	-
Total Liabilities	(23,338)	(23,338)	-	-
Total Derivative Instruments:	(23,338)	(23,338)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(23,338)
Total Equity Risk	0	(23,338)
Total Value of Derivatives	0	(23,338)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International Multifactor ETF
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $81,578,817)	$86,526,990
Fidelity Central Funds (cost $217,770)	217,770

Total Investment in Securities (cost $81,796,587)		$86,744,760
Segregated cash with brokers for derivative instruments		17,513
Cash		39,201
Foreign currency held at value (cost $110,452)		108,703
Dividends receivable		267,009
Reclaims receivable		115,773
Distributions receivable from Fidelity Central Funds		926
Total assets		87,293,885
Liabilities
Payable for investments purchased	$105,584
Accrued management fee	14,414
Payable for daily variation margin on futures contracts	3,927
Other payables and accrued expenses	2,400
Total liabilities		126,325
Net Assets		$87,167,560
Net Assets consist of:
Paid in capital		$85,350,104
Total accumulated earnings (loss)		1,817,456
Net Assets		$87,167,560
Net Asset Value, offering price and redemption price per share ($87,167,560 ÷ 3,100,000 shares)		$28.12
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$2,209,426
Income from Fidelity Central Funds		11,434
Income before foreign taxes withheld		$2,220,860
Less foreign taxes withheld		(195,814)
Total income		2,025,046
Expenses
Management fee	$116,603
Independent trustees' fees and expenses	249
Proxy fee	16,484
Total expenses before reductions	133,336
Expense reductions	(8,193)
Total expenses after reductions		125,143
Net Investment income (loss)		1,899,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(873,494)
Redemptions in-kind	2,834,883
Fidelity Central Funds	(9)
Foreign currency transactions	(80,678)
Futures contracts	57,933
Total net realized gain (loss)		1,938,635
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,972,631
Assets and liabilities in foreign currencies	(8,653)
Futures contracts	(18,840)
Total change in net unrealized appreciation (depreciation)		5,945,138
Net gain (loss)		7,883,773
Net increase (decrease) in net assets resulting from operations		$9,783,676
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,899,903	$628,622
Net realized gain (loss)	1,938,635	(549,531)
Change in net unrealized appreciation (depreciation)	5,945,138	560,479
Net increase (decrease) in net assets resulting from operations	9,783,676	639,570
Distributions to shareholders	(1,945,700)	(626,600)

Share transactions
Proceeds from sales of shares	65,184,991	17,630,620
Cost of shares redeemed	(16,741,609)	-

Net increase (decrease) in net assets resulting from share transactions	48,443,382	17,630,620
Total increase (decrease) in net assets	56,281,358	17,643,590

Net Assets
Beginning of period	30,886,202	13,242,612
End of period	$87,167,560	$30,886,202

Other Information
Shares
Sold	2,400,000	700,000
Redeemed	(600,000)	-
Net increase (decrease)	1,800,000	700,000

Financial Highlights
Fidelity® International Multifactor ETF

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.76	$22.07	$29.41	$24.01	$26.18
Income from Investment Operations
Net investment income (loss) A,B	.80	.70	.65	.65	.57
Net realized and unrealized gain (loss)	4.37 C	1.67	(7.12)	5.34	(2.07)
Total from investment operations	5.17	2.37	(6.47)	5.99	(1.50)
Distributions from net investment income	(.81)	(.68)	(.87)	(.59)	(.67)
Total distributions	(.81)	(.68)	(.87)	(.59)	(.67)
Net asset value, end of period	$28.12	$23.76	$22.07	$29.41	$24.01
Total Return D,E	21.88 % C	10.58%	(22.36)%	25.08%	(5.73)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.20%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.19%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.19%	.39%	.39%	.39%	.39%
Net investment income (loss)	2.92%	2.78%	2.51%	2.28%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$87,168	$30,886	$13,243	$17,648	$7,202
Portfolio turnover rate H	55 % I	60% I	61% I	74% I	69% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.03 per share. Excluding this reimbursement, the total return would have been 21.76%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Value Factor ETF
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
Australia - 6.3%
BHP Group Ltd.	79,907	2,231,739
Brambles Ltd.	49,047	589,829
Glencore PLC	317,015	1,655,958
Macquarie Group Ltd.	15,469	2,345,704
QBE Insurance Group Ltd.	159,772	1,801,038
Rio Tinto PLC	27,956	1,802,832
TOTAL AUSTRALIA		10,427,100
Canada - 10.5%
Air Canada (a)	92,340	1,250,013
Bank of Nova Scotia	32,423	1,667,495
Canadian National Railway Co.	13,654	1,472,706
Canadian Natural Resources Ltd.	48,676	1,653,437
CGI, Inc. Class A (sub. vtg.)	16,668	1,844,307
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,080	1,340,557
FirstService Corp.	633	117,068
Fortis, Inc.	13,846	598,260
Manulife Financial Corp.	54,657	1,594,677
Nutrien Ltd.	42,535	2,025,825
Rogers Communications, Inc. Class B (non-vtg.)	19,312	700,605
Suncor Energy, Inc.	38,597	1,455,331
The Toronto-Dominion Bank	32,417	1,789,976
TOTAL CANADA		17,510,257
China - 0.8%
Wilmar International Ltd.	563,800	1,363,792
Denmark - 2.8%
A.P. Moller - Maersk A/S Series B	823	1,293,809
Novo Nordisk A/S Series B	30,481	3,385,770
TOTAL DENMARK		4,679,579
Finland - 0.6%
Nokia Corp.	228,263	1,071,794
France - 11.1%
Alten SA	7,054	595,040
BNP Paribas SA	25,647	1,747,190
Capgemini SA	5,039	870,918
Carrefour SA	123,860	1,954,501
Compagnie de St.-Gobain	17,693	1,593,913
Engie SA	126,327	2,114,120
Klepierre SA	40,199	1,281,330
LVMH Moet Hennessy Louis Vuitton SE	3,902	2,583,239
Societe Generale Series A	54,344	1,556,677
Teleperformance	9,384	987,192
TotalEnergies SE	24,467	1,524,693
VINCI SA	14,217	1,585,142
TOTAL FRANCE		18,393,955
Germany - 8.2%
Allianz SE	7,479	2,349,805
Bayerische Motoren Werke AG (BMW)	16,068	1,261,566
Daimler Truck Holding AG	62,267	2,569,482
Deutsche Bank AG	92,595	1,570,615
Deutsche Telekom AG	71,780	2,167,956
Fresenius Medical Care AG & Co. KGaA	14,453	563,460
Fresenius SE & Co. KGaA (a)	17,337	630,911
Infineon Technologies AG	32,746	1,031,859
Mercedes-Benz Group AG (Germany)	25,223	1,525,253
TOTAL GERMANY		13,670,907
Hong Kong - 2.3%
Hong Kong Exchanges and Clearing Ltd.	79,100	3,162,209
Link (REIT)	142,100	662,575
TOTAL HONG KONG		3,824,784
Italy - 1.2%
UniCredit SpA	45,785	2,022,060
Japan - 22.1%
Daiwa House Industry Co. Ltd.	42,800	1,284,351
INPEX Corp.	58,400	771,957
Japan Tobacco, Inc.	75,200	2,113,450
Kansai Electric Power Co., Inc.	62,000	999,245
KDDI Corp.	79,100	2,481,141
Komatsu Ltd.	51,400	1,353,457
Marubeni Corp.	81,600	1,244,423
Mazda Motor Corp.	159,200	1,157,486
Mitsubishi Corp.	93,100	1,733,038
Mitsui & Co. Ltd.	77,500	1,608,764
MS&AD Insurance Group Holdings, Inc.	85,200	1,923,537
NEC Corp.	17,700	1,537,893
Nippon Steel Corp.	91,700	1,847,545
Ono Pharmaceutical Co. Ltd.	100,600	1,263,072
ORIX Corp.	82,800	1,777,489
Panasonic Holdings Corp.	194,700	1,582,397
Renesas Electronics Corp.	94,300	1,306,240
SBI Holdings, Inc. Japan	68,700	1,532,981
Shionogi & Co. Ltd.	104,100	1,495,978
Sony Group Corp.	129,300	2,311,824
Subaru Corp.	76,300	1,393,261
Sumitomo Corp.	59,000	1,256,885
Tokyo Electron Ltd.	10,400	1,597,637
Toyota Tsusho Corp.	71,000	1,231,925
TOTAL JAPAN		36,805,976
Luxembourg - 0.9%
ArcelorMittal SA (Netherlands)	58,787	1,447,485
Netherlands - 3.7%
ASML Holding NV (Netherlands)	4,187	2,823,737
Koninklijke Ahold Delhaize NV	63,703	2,096,214
Randstad NV	27,449	1,262,030
TOTAL NETHERLANDS		6,181,981
Singapore - 0.9%
Genting Singapore Ltd.	2,427,900	1,532,464
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA	164,385	1,632,951
Banco Santander SA (Spain)	382,536	1,865,529
TOTAL SPAIN		3,498,480
Sweden - 3.3%
Essity AB (B Shares)	68,605	1,928,625
SSAB AB (B Shares)	251,476	1,177,936
Volvo AB (B Shares)	90,663	2,344,517
TOTAL SWEDEN		5,451,078
Switzerland - 3.8%
ABB Ltd. (Reg.)	30,573	1,693,589
Novartis AG	19,623	2,128,643
UBS Group AG	81,175	2,491,482
TOTAL SWITZERLAND		6,313,714
United Kingdom - 12.2%
AstraZeneca PLC (United Kingdom)	16,053	2,278,908
BAE Systems PLC	111,523	1,792,244
Barclays PLC	414,370	1,265,245
British American Tobacco PLC (United Kingdom)	60,044	2,080,421
Centrica PLC	1,094,293	1,650,268
CK Hutchison Holdings Ltd.	121,500	639,194
easyJet PLC	261,309	1,716,042
HSBC Holdings PLC (United Kingdom)	258,367	2,364,051
Kingfisher PLC	500,192	1,880,985
Reckitt Benckiser Group PLC	34,847	2,098,481
Standard Chartered PLC (United Kingdom)	109,006	1,261,853
Vodafone Group PLC	1,377,145	1,275,133
TOTAL UNITED KINGDOM		20,302,825
United States of America - 6.6%
Alcon, Inc. (Switzerland)	7,529	692,908
BP PLC	206,184	998,426
CSL Ltd.	6,251	1,174,890
GSK PLC	58,906	1,054,575
Roche Holding AG (participation certificate)	7,141	2,212,413
Sanofi SA	14,031	1,479,253
Shell PLC (London)	64,522	2,138,936
Stellantis NV (Italy)	90,920	1,243,317
TOTAL UNITED STATES OF AMERICA		10,994,718
TOTAL COMMON STOCKS (Cost $160,421,687)		165,492,949

Government Obligations - 0.0%
	Principal Amount (b)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (c) (Cost $18,947)	19,000	18,951

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (d) (Cost $19,948)	19,944	19,948

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $160,460,582)	165,531,848
NET OTHER ASSETS (LIABILITIES) - 0.6%	951,128
NET ASSETS - 100.0%	166,482,976

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	8	Dec 2024	940,080	(42,646)	(42,646)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,951.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	74,181	18,574,943	18,629,214	12,533	38	-	19,948	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	5,339,316	5,339,316	8,314	-	-	-	0.0%
Total	74,181	23,914,259	23,968,530	20,847	38	-	19,948

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,624,835	6,624,835	-	-
Consumer Discretionary	16,471,792	16,471,792	-	-
Consumer Staples	13,635,484	13,635,484	-	-
Energy	8,542,780	8,542,780	-	-
Financials	39,063,121	39,063,121	-	-
Health Care	18,360,781	18,360,781	-	-
Industrials	29,218,194	29,218,194	-	-
Information Technology	12,679,425	12,679,425	-	-
Materials	12,189,320	12,189,320	-	-
Real Estate	3,345,324	3,345,324	-	-
Utilities	5,361,893	5,361,893	-	-

Government Obligations	18,951	-	18,951	-

Money Market Funds	19,948	19,948	-	-
Total Investments in Securities:	165,531,848	165,512,897	18,951	-
Derivative Instruments: Liabilities
Futures Contracts	(42,646)	(42,646)	-	-
Total Liabilities	(42,646)	(42,646)	-	-
Total Derivative Instruments:	(42,646)	(42,646)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(42,646)
Total Equity Risk	0	(42,646)
Total Value of Derivatives	0	(42,646)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International Value Factor ETF
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $160,440,634)	$165,511,900
Fidelity Central Funds (cost $19,948)	19,948

Total Investment in Securities (cost $160,460,582)		$165,531,848
Segregated cash with brokers for derivative instruments		25,678
Cash		13,487
Foreign currency held at value (cost $114,756)		114,081
Dividends receivable		603,588
Reclaims receivable		223,767
Interest receivable		15
Distributions receivable from Fidelity Central Funds		1,553
Total assets		166,514,017
Liabilities
Accrued management fee	$25,841
Payable for daily variation margin on futures contracts	5,200
Total liabilities		31,041
Net Assets		$166,482,976
Net Assets consist of:
Paid in capital		$166,660,821
Total accumulated earnings (loss)		(177,845)
Net Assets		$166,482,976
Net Asset Value, offering price and redemption price per share ($166,482,976 ÷ 6,600,000 shares)		$25.22
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$5,116,589
Income from Fidelity Central Funds (including $8,314 from security lending)		20,847
Income before foreign taxes withheld		$5,137,436
Less foreign taxes withheld		(409,138)
Total income		4,728,298
Expenses
Management fee	$228,713
Independent trustees' fees and expenses	502
Proxy fee	16,069
Total expenses before reductions	245,284
Expense reductions	(201)
Total expenses after reductions		245,083
Net Investment income (loss)		4,483,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,528,432
Redemptions in-kind	3,731,085
Fidelity Central Funds	38
Foreign currency transactions	9,485
Futures contracts	74,470
Total net realized gain (loss)		5,343,510
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,145,188
Assets and liabilities in foreign currencies	(29,224)
Futures contracts	(31,507)
Total change in net unrealized appreciation (depreciation)		8,084,457
Net gain (loss)		13,427,967
Net increase (decrease) in net assets resulting from operations		$17,911,182
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,483,215	$1,738,220
Net realized gain (loss)	5,343,510	502,232
Change in net unrealized appreciation (depreciation)	8,084,457	2,970,322
Net increase (decrease) in net assets resulting from operations	17,911,182	5,210,774
Distributions to shareholders	(4,690,900)	(1,727,100)

Share transactions
Proceeds from sales of shares	98,975,785	41,390,748
Cost of shares redeemed	(19,480,689)	(8,989,408)

Net increase (decrease) in net assets resulting from share transactions	79,495,096	32,401,340
Total increase (decrease) in net assets	92,715,378	35,885,014

Net Assets
Beginning of period	73,767,598	37,882,584
End of period	$166,482,976	$73,767,598

Other Information
Shares
Sold	4,000,000	1,800,000
Redeemed	(800,000)	(400,000)
Net increase (decrease)	3,200,000	1,400,000

Financial Highlights
Fidelity® International Value Factor ETF

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.70	$18.94	$24.38	$17.82	$21.89
Income from Investment Operations
Net investment income (loss) A,B	.88	.79	.83	.79	.51
Net realized and unrealized gain (loss)	3.54	2.78	(5.32)	6.54	(4.09)
Total from investment operations	4.42	3.57	(4.49)	7.33	(3.58)
Distributions from net investment income	(.90)	(.81)	(.95)	(.77)	(.49)
Total distributions	(.90)	(.81)	(.95)	(.77)	(.49)
Net asset value, end of period	$25.22	$21.70	$18.94	$24.38	$17.82
Total Return C,D	20.51%	18.72%	(18.82)%	41.36%	(16.32)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.19%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.19%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.19%	.39%	.39%	.39%	.39%
Net investment income (loss)	3.52%	3.52%	3.79%	3.32%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$166,483	$73,768	$37,883	$41,449	$14,254
Portfolio turnover rate G	71 % H	81% H	69% H	101% H	76% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DBased on net asset value.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds; normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable. Fidelity Emerging Markets Multifactor ETF did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Multifactor ETF is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Emerging Markets Multifactor ETF	99,821,623	10,593,966	(6,905,372)	3,688,594
Fidelity International High Dividend ETF	98,693,321	6,628,821	(7,219,633)	(590,812)
Fidelity International Multifactor ETF	82,353,471	7,606,906	(3,215,617)	4,391,289
Fidelity International Value Factor ETF	160,882,291	13,829,422	(9,179,865)	4,649,557

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Emerging Markets Multifactor ETF	563,691	(1,943,497)	3,672,690
Fidelity International High Dividend ETF	492,870	(12,130,235)	(516,177)
Fidelity International Multifactor ETF	187,943	(2,779,412)	4,408,925
Fidelity International Value Factor ETF	352,861	(5,206,049)	4,675,343

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Emerging Markets Multifactor ETF	(481,623)	(1,461,874)	(1,943,497)
Fidelity International High Dividend ETF	(6,164,394)	(5,965,841)	(12,130,235)
Fidelity International Multifactor ETF	(1,802,788)	(976,624)	(2,779,412)
Fidelity International Value Factor ETF	(691,064)	(4,514,985)	(5,206,049)

The tax character of distributions paid was as follows:

October 31, 2024
	Ordinary Income ($)	Tax Return of Capital ($)	Total ($)
Fidelity Emerging Markets Multifactor ETF	2,073,600	-	2,073,600
Fidelity International High Dividend ETF	5,072,600	-	5,072,600
Fidelity International Multifactor ETF	1,945,700	-	1,945,700
Fidelity International Value Factor ETF	4,690,900	-	4,690,900

October 31, 2023
	Ordinary Income ($)	Tax Return of Capital ($)	Total ($)
Fidelity Emerging Markets Multifactor ETF	1,198,769	11,231	1,210,000
Fidelity International High Dividend ETF	4,144,700	-	4,144,700
Fidelity International Multifactor ETF	626,600	-	626,600
Fidelity International Value Factor ETF	1,727,100	-	1,727,100

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Multifactor ETF	91,414,922	36,586,837
Fidelity International High Dividend ETF	60,142,077	58,727,715
Fidelity International Multifactor ETF	50,753,687	33,568,458
Fidelity International Value Factor ETF	95,680,143	84,948,282
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Emerging Markets Multifactor ETF	15,787,755	-
Fidelity International High Dividend ETF	12,574,301	8,187,042
Fidelity International Multifactor ETF	47,490,451	16,702,478
Fidelity International Value Factor ETF	87,380,521	19,407,109
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Fee Rate
Fidelity Emerging Markets Multifactor ETF	.25%
Fidelity International High Dividend ETF	.18%
Fidelity International Multifactor ETF	.18%
Fidelity International Value Factor ETF	.18%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Markets Multifactor ETF	Borrower	1,304,571	5.57%	1,414

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, FMR reimbursed Fidelity International Multifactor ETF $78,017 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International High Dividend ETF	1,321	-	-
Fidelity International Value Factor ETF	903	-	-
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Markets Multifactor ETF	9,220,000	5.83%	1,493
9. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2026. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement ($)
Fidelity Emerging Markets Multifactor ETF	9,361
Fidelity International Multifactor ETF	8,029

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Emerging Markets Multifactor ETF	547
Fidelity International High Dividend ETF	259
Fidelity International Multifactor ETF	164
Fidelity International Value Factor ETF	201
10. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, and Fidelity International Value Factor ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, and Fidelity International Value Factor ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 17, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Emerging Markets Multifactor ETF
December 2023 March 2024 June 2024 September 2024	64.19% 61.01% 61.01% 61.01%
Fidelity International High Dividend ETF
December 2023 March 2024 June 2024 September 2024	57.26% 100% 100% 100%
Fidelity International Multifactor ETF
December 2023 March 2024 June 2024 September 2024	46.36% 100% 100% 100%
Fidelity International Value Factor ETF
December 2023 March 2024 June 2024 September 2024	37.85% 100% 100% 100%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Emerging Markets Multifactor ETF	$16,082
Fidelity International Multifactor ETF	$11,597
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Emerging Markets Multifactor ETF
	03/22/23	$0.1317	$0.0180
	06/22/23	$0.4508	$0.0617
	09/20/23	$0.4855	$0.0665
	12/20/23	$0.1375	$0.0188
	01/03/24	$0.0000	$0.0000
Fidelity International High Dividend ETF
	03/22/23	$0.3709	$0.0299
	06/22/23	$0.2746	$0.0221
	09/20/23	$0.2120	$0.0171
	12/20/23	$0.2109	$0.0170
Fidelity International Multifactor ETF
	03/22/23	$0.2290	$0.0188
	06/22/23	$0.2539	$0.0208
	09/20/23	$0.1931	$0.0158
	12/20/23	$0.1334	$0.0109
Fidelity International Value Factor ETF
	03/22/23	$0.2340	$0.0159
	06/22/23	$0.3762	$0.0256
	09/20/23	$0.1699	$0.0116
	12/20/23	$0.1678	$0.0114

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	38,080,283,823.03	97.17
Withheld	1,109,333,237.47	2.83
TOTAL	39,189,617,060.50	100.00
Robert A. Lawrence
Affirmative	37,781,807,251.33	96.41
Withheld	1,407,809,809.17	3.59
TOTAL	39,189,617,060.50	100.00
Vijay C. Advani
Affirmative	37,869,526,083.09	96.63
Withheld	1,320,090,977.41	3.37
TOTAL	39,189,617,060.50	100.00
Thomas P. Bostick
Affirmative	38,025,875,898.31	97.03
Withheld	1,163,741,162.19	2.97
TOTAL	39,189,617,060.50	100.00
Donald F. Donahue
Affirmative	37,825,198,238.79	96.52
Withheld	1,364,418,821.71	3.48
TOTAL	39,189,617,060.50	100.00
Vicki L. Fuller
Affirmative	38,031,768,119.99	97.05
Withheld	1,157,848,940.51	2.95
TOTAL	39,189,617,060.50	100.00
Patricia L. Kampling
Affirmative	38,062,391,881.90	97.12
Withheld	1,127,225,178.60	2.88
TOTAL	39,189,617,060.50	100.00
Thomas A. Kennedy
Affirmative	37,891,434,776.27	96.69
Withheld	1,298,182,284.23	3.31
TOTAL	39,189,617,060.50	100.00
Oscar Munoz
Affirmative	37,976,932,673.73	96.91
Withheld	1,212,684,386.77	3.09
TOTAL	39,189,617,060.50	100.00
Karen B. Peetz
Affirmative	38,011,822,212.28	96.99
Withheld	1,177,794,848.22	3.01
TOTAL	39,189,617,060.50	100.00
David M. Thomas
Affirmative	37,976,058,118.16	96.90
Withheld	1,213,558,942.34	3.10
TOTAL	39,189,617,060.50	100.00
Susan Tomasky
Affirmative	37,845,471,684.67	96.57
Withheld	1,344,145,375.83	3.43
TOTAL	39,189,617,060.50	100.00
Michael E. Wiley
Affirmative	37,736,569,620.69	96.29
Withheld	1,453,047,439.81	3.71
TOTAL	39,189,617,060.50	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity International High Dividend ETF
Fidelity International Value Factor ETF
Fidelity Emerging Markets Multifactor ETF
Fidelity International Multifactor ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under a separate agreement covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending, under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund's bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund's all-inclusive arrangement. The Board noted that, effective November 1, 2023, the management fee rate for each had been reduced and the information the Board received reflected a pro rata management fee rate as if the reductions had been in effect for the 12-month period ended September 30, 2023. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar load structure to the fund (referred to as the "similar load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including, but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.9885304.106
IHD-IVE-ANN-1224

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 20, 2024